UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse High Yield Bond Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2010 to April 30, 2011

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, NY 10010

Trustees

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Steven Rappaport

Officers

John Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Roger Machlis

Chief Legal Officer

Michael A. Pignataro

Chief Financial Officer

Karen Regan

Senior Vice President and Secretary

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT
April 30, 2011
(unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report

April 30, 2011 (unaudited)

May 23, 2011

Dear Shareholder:

Performance Summary

11/1/10 – 4/30/11

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	10.46%
Total Return (based on market value)[1]	15.16%
Bank of America Merrill Lynch US High Yield Master II Constrained Index[2]	6.16%

Market Review: Record Issuance Continues into 2011

The six-month period ended April 30, 2011 was a positive one for fixed income. The high yield bond market posted gains, remaining relatively resilient despite volatility related to the events in Japan and continued unrest in the Middle East. The Bank of America Merrill Lynch US High Yield Master II Constrained Index, the Fund's benchmark, returned 6.16% for the period. Additionally, high yield spreads tightened by 1.21% versus Treasuries to end the period at +501 basis points, while yields for high yield bonds ended the period at 6.79% — a decrease of 0.55%.

Lower-rated classes continued to outperform during the period with the most aggressive CC-rated securities returning 23.35%, followed by CCC-rated securities, rising 9.63%. In contrast, BB-rated securities underperformed, returning 4.45%, while B-rated securities performed generally in-line with the Index, gaining 6.26%.

The par-weighted high yield bond default rate, as defined by JPMorgan, has remained largely unchanged in the past six months and ended the period at 0.80% — well below the 25-year average of 4.3%. The percentage of "distressed" securities, defined as those trading at spreads of more than 1,000 basis points over Treasuries, fell steadily throughout 2010 and has continued to decrease in 2011, ending April at 4.5% (the long-term average level has been 15%).

High yield mutual funds, according to Lipper, continued to experience inflows, gathering nearly $8 billion in additional assets during the period, while new issuance was also above average. In fact, according to Bank of America Merrill Lynch, April was the eighth time in the past 13 months that high yield issuance was over $30 billion. Year-to-date, new issuance has reached $141 billion. For 2009 and 2010, 60% of the high yield new issues were used for refinancing purposes. In 2011, this trend is continuing with approximately 54% of issues being used for refinancing.

Strategic Review and Outlook: Cautiously Optimistic Going Forward

For the semiannual period ended April 30, 2011, the Fund outperformed the benchmark. This was due, in part, to superior security selection in — and an overweight to — the gaming sector, which contributed positively to returns. Additionally, the Fund benefited from security selection in the chemical and forestry/paper sectors. In contrast, security selection in software/services hurt relative returns. From a ratings perspective, superior security selection in B-rated bonds and an underweight to BB-rated securities helped performance.

As noted, new issuance in the high yield markets remains at record levels, allowing us to look for opportunities in bonds that are more senior in the capital structure and priced at attractive yields. Portfolio exposures remain defensive, with overweights to B-rated bonds with the best risk-return profiles and underweights to more aggressive CC-rated bonds. We are focusing on securities with less interest rate sensitivity and maintaining exposure to shorter duration bonds. We have a positive view on the energy, technology, cable, and broadcast sectors, but remain cautious with respect to consumer-driven industries where asset quality is low.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2011 (unaudited)

Record new issuance in debt markets has continued to provide a broad selection of non-investment grade issuers with the capital necessary to refinance and extend debt maturities. The improved liquidity, combined with a stabilizing fundamental backdrop, has significantly decreased expectations for upcoming defaults. Additionally, bond recovery rates, the price at which a defaulted security is trading one month post-default, have risen back to historical averages. Though fundamentals have improved for individual companies and technicals remain strong, we remain cautious amidst inconsistent economic trends, geopolitical turmoil, and the Federal Reserve's potential actions to address inflation.

Thomas J. Flannery Chief Investment Officer*	John Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2011; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is recommendation to purchase or sell securities.

1  Assuming reinvestment of dividends of $0.16 per share.

2  The Bank of America Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

*  Thomas J. Flannery is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and Head of the Credit Suisse US High Yield Management Team. Mr. Flannery joined Credit Suisse in June 2010. He is a portfolio manager for the Performing Credit Strategies Group ("PCS") within the Asset Management business of Credit Suisse Group AG with responsibility for originating and analyzing investment opportunities. Mr. Flannery is also a member of the PCS Investment Committee and is currently a high yield bond portfolio manager and trader for PCS. Mr. Flannery joined Credit Suisse Group AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery began his career with Houlihan Lokey Howard & Zukin, Inc.

**  John Popp is a Managing Director of Credit Suisse. He is the Group Manager and Senior Portfolio Manager for Performing Credit Strategies. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2011 (unaudited)

Credit Quality Breakdown*

(% of total investments as of 4/30/11)

S&P Ratings
BBB	0.3%
BB	21.4
B	55.1
CCC	14.4
CC	0.2
D	0.8
NR	7.2
Subtotal	99.4
Equity and Other	0.6
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Average Annual Returns

April 30, 2011 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	16.38%	7.90%	5.96%	7.88%
Market Value	17.14%	10.67%	7.51%	7.57%

Credit Suisse currently waives fees and/or reimburses expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (133.4%)
Auto Parts & Equipment (2.7%)
$1,000	Allison Transmission, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 103.56) ‡	(CCC+, Caa1)	05/15/19	7.125	$1,017,500
350	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63) ‡	(BB-, Ba2)	01/15/17	9.250	392,875
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(B-, B3)	03/01/17	7.875	800,188
1,200	American Tire Distributors, Inc., Global Senior Secured Notes (Callable 06/01/13 @ $107.31)	(CCC+, B2)	06/01/17	9.750	1,329,000
875	Meritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)	(CCC+, B3)	03/15/18	10.625	995,312
950	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75) ‡	(B+, B3)	10/15/17	9.500	1,059,250
675	Uncle Acquisition 2010 Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.31) ‡	(CCC+, B3)	02/15/19	8.625	720,563
					6,314,688
Automotive (2.8%)
1,000	Affinia Group Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/11 @ $101.50) ‡	(CCC+, B3)	11/30/14	9.000	1,033,750
2,150	Euro Lux SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.66) ‡	(BB-, Ba3)	12/15/17	8.875	3,381,125
1,975	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/11 @ $101.67)	(CCC, Caa1)	08/15/14	10.000	2,031,781
					6,446,656
Banks (0.3%)
650	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $105.06) ‡	(B, B2)	02/15/19	10.125	681,688
Beverages (0.8%)
1,850	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.81) ‡	(B-, Caa1)	10/01/14	9.625	1,956,375
Building & Construction (2.1%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50) +‡	(NR, NR)	06/30/15	0.000	450,158
1,300	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $107.13) ‡	(B-, Caa1)	04/01/16	9.500	1,358,500
600	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	444,000
1,900	Tutor Perini Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.81) ‡	(BB-, Ba3)	11/01/18	7.625	1,947,500
1,000	William Lyon Homes, Inc., Company Guaranteed Notes	(CC, Caa3)	04/01/13	10.750	595,000
					4,795,158
Building Materials (4.1%)
1,100	Associated Materials LLC, Rule 144A, Senior Secured Notes (Callable 11/01/13 @ $106.84) ‡	(B, B3)	11/01/17	9.125	1,186,625
800	Building Materials Corp. of America, Rule 144A, Senior Notes (Callable 05/01/16 @ 103.38) ‡	(BB+, Ba3)	05/01/21	6.750	813,000
350	Calcipar SA, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 103.44) ‡	(BB-, B1)	05/01/18	6.875	360,500
1,575	Headwaters, Inc., Rule 144A, Secured Notes (Callable 04/01/15 @ $103.81) ‡	(B+, B2)	04/01/19	7.625	1,610,437
3,000	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88) ‡	(B, B3)	04/15/15	9.750	3,213,750
300	Nexeo Solutions Finance Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/14 @ $104.19) ‡	(B-, B3)	03/01/18	8.375	312,750
114	Norcraft Capital Corp., Global Senior Discount Notes	(CCC, Caa1)	09/01/12	9.750	115,140
775	Norcraft Finance Corp., Global Senior Secured Notes (Callable 12/15/12 @ $105.25)	(B-, B2)	12/15/15	10.500	837,000
1,000	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ $104.19) ‡	(BB, B2)	10/15/18	8.375	1,055,000
					9,504,202
Chemicals (6.5%)
800	Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.13) ‡	(B+, B2)	07/15/17	9.500	886,000
1,350	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)	(B+, B2)	08/15/18	7.875	1,451,250
500	Hexion Nova Scotia Finance ULC, Rule 144A, Secured Notes (Callable 11/15/15 @ $104.50) ‡	(CCC+, Caa1)	11/15/20	9.000	541,250
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50) ‡	(B, B1)	05/15/15	9.000	440,000
1,675	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $102.83) ‡§	(CCC, Caa2)	02/15/16	8.500	1,742,000
269	Lyondell Chemical Co., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00) ‡	(BB+, Ba2)	11/01/17	8.000	300,607
701	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)	(CCC, B2)	06/15/14	12.500	780,739
2,000	Momentive Performance Materials, Inc., Rule 144A, Secured Notes (Callable 01/15/16 @ $104.88) ‡	(CCC, Caa1)	01/15/21	9.000	2,160,000
2,600	Omnova Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.94) ‡	(B-, B2)	11/01/18	7.875	2,678,000
1,800	Polymer Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $103.88) ‡	(B, B1)	02/01/19	7.750	1,881,000
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/11 @ $102.25) ‡	(CCC+, Caa2)	08/15/14	9.000	1,076,594
950	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $106.19) ‡	(B+, B1)	10/01/17	8.250	1,023,625
					14,961,065

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Computer Hardware (2.2%)
$1,225	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	$1,293,906
3,750	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $103.94) ‡	(B, B3)	11/15/17	7.875	3,862,500
					5,156,406
Consumer Products (2.7%)
675	Boart Longyear Management Pty, Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.50) ‡	(BB-, Ba2)	04/01/21	7.000	702,000
1,650	NBTY, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/14 @ $104.50) ‡	(B, B3)	10/01/18	9.000	1,806,750
375	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B, B3)	04/01/18	8.250	402,188
2,000	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13) ‡	(B, B3)	04/01/18	8.250	2,145,000
1,100	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75) ‡	(B, B2)	06/15/18	9.500	1,234,750
					6,290,688
Consumer/Commercial/Lease Financing (4.0%)
571	AWAS Aviation Capital, Ltd., Rule 144A, Senior Secured Notes (Callable 10/18/13 @ $103.50) ‡	(BBB-, Ba2)	10/15/16	7.000	585,480
84	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/13	7.000	85,249
839	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/15	7.000	852,556
398	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/16	7.000	402,187
557	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B2)	05/01/17	7.000	563,411
1,300	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes ‡	(BB+, B1)	09/15/15	8.625	1,433,250
675	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes ‡	(BB+, B1)	03/15/17	8.750	761,063
2,000	iPayment, Inc., Global Company Guaranteed Notes (Callable 05/15/11 @ $102.44)	(CCC, Caa1)	05/15/14	9.750	2,052,500
2,300	Provident Funding Associates, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13) ‡	(BB, Ba3)	04/15/17	10.250	2,576,000
					9,311,696
Department Stores (0.3%)
600	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/11 @ $103.46) §	(B-, Caa2)	10/15/15	10.375	636,000
Diversified Capital Goods (3.8%)
450	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	466,875
625	Belden, Inc., Global Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	701,562
800	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	850,000
1,500	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ $106.00) ‡	(B-, B3)	12/15/15	12.000	1,546,875
950	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	1,002,250
950	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(CCC+, B3)	06/01/17	7.375	947,625
800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)	(B+, B1)	09/01/20	8.750	894,000
1,650	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B-, B3)	12/15/13	8.625	1,674,750
600	TriMas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B-, B3)	12/15/17	9.750	663,000
					8,746,937
Electric - Generation (4.5%)
1,050	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94) ‡	(B+, B1)	07/31/20	7.875	1,136,625
1,475	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/17	7.000	1,176,312
675	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/19	7.200	531,563
1,175	Mirant Americas Generation LLC, Senior Unsecured Notes	(BB-, B3)	10/01/21	8.500	1,242,562
447	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB-, Ba1)	06/30/17	9.125	489,700
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	367,063
625	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)	(BB-, B1)	06/15/19	8.500	668,750
775	NRG Energy, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.13)	(BB-, B1)	09/01/20	8.250	819,562
1,300	Texas Competitive Electric Holdings Co., LLC, Rule 144A, Senior Secured Notes (Callable 04/01/16 @ 105.75) ‡§	(CCC, B2)	10/01/20	11.500	1,342,250
2,975	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13) §	(D, Caa3)	11/01/15	10.250	1,933,750
1,175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(D, Caa3)	11/01/15	10.250	757,875
					10,466,012

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electric - Integrated (0.8%)
$550	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	04/15/16	9.750	$639,375
1,000	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	10/15/17	8.000	1,092,500
					1,731,875
Electronics (0.9%)
1,075	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06) ‡	(B-, B1)	03/15/18	10.125	1,226,844
200	NXP Funding LLC, Rule 144A, Senior Secured Notes (Callable 08/01/14 @ $104.88) ‡	(B-, B3)	08/01/18	9.750	232,500
575	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/12 @ $102.71) §	(B-, B2)	03/01/16	8.125	602,312
					2,061,656
Energy - Exploration & Production (12.5%)
1,000	Carrizo Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/14 @ $104.31) ‡	(B-, B3)	10/15/18	8.625	1,072,500
900	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ $103.88)	(B, B2)	04/01/19	7.750	925,875
2,350	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	2,491,000
575	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB-, B1)	03/01/16	9.750	651,188
2,200	Energy Partners, Ltd., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.13) ‡	(B-, Caa1)	02/15/18	8.250	2,194,500
1,000	Energy XXI Gulf Coast, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.63) ‡	(B, Caa1)	12/15/17	9.250	1,092,500
1,050	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)	(B, B3)	09/15/18	7.500	1,069,688
450	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	470,250
900	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $103.88) ‡	(B, B2)	02/01/21	7.750	968,625
3,500	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11 @ $105.94)	(B, Caa1)	11/15/14	11.875	3,845,625
1,325	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88) ‡	(BB-, B1)	12/01/17	10.500	1,503,875
1,250	Oasis Petroleum, Inc., Rule 144A, Senior Notes (Callable 02/01/15 @ $103.63) ‡	(B-, Caa1)	02/01/19	7.250	1,265,625
475	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	541,500
1,550	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 08/15/14 @ $103.63)	(B+, B3)	08/15/18	7.250	1,654,625
2,475	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	2,817,030
800	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	840,000
1,525	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $101.13)	(CCC+, Caa2)	12/15/14	6.750	1,528,812
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	489,250
1,750	W&T Offshore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/11 @ $104.13) ‡	(B, Caa1)	06/15/14	8.250	1,828,750
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, Ba3)	02/01/14	7.000	486,000
1,200	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63) ‡	(B-, Caa1)	05/15/19	9.250	1,200,000
					28,937,218
Environmental (2.0%)
1,000	ALBA Group PLC & Co. KG, Rule 144A, Senior Notes (Callable 05/15/14 @ 106.00) ‡	(NR, B3)	05/15/18	8.000	1,504,118
1,100	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(BB-, B2)	07/15/14	11.000	1,252,625
1,150	Darling International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.25) ‡	(BB-, B2)	12/15/18	8.500	1,259,250
550	EnergySolutions LLC, Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.38) ‡	(BB-, B3)	08/15/18	10.750	613,250
					4,629,243
Food & Drug Retailers (0.5%)
725	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	679,687
475	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88) §	(B+, B3)	06/12/16	9.750	537,344
					1,217,031
Food - Wholesale (2.4%)
3,200	Blue Merger Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/14 @ $103.81) ‡	(B-, B3)	02/15/19	7.625	3,292,000
2,075	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63) ‡	(B+, B3)	05/15/15	11.250	2,251,375
					5,543,375
Forestry & Paper (1.8%)
728	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.19)	(B+, Caa1)	10/15/14	7.125	729,820
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63) ‡	(BB, Ba2)	11/15/17	7.250	775,181
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/12 @ $101.29)	(B, B2)	04/01/15	7.750	1,030,000
950	Stone & Webster, Inc.	(NR, NR)	07/01/12	8.375	24,938

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Forestry & Paper
$300	Verso Paper, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $104.38) ‡	(B, B2)	02/01/19	8.750	$311,250
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69) §	(CCC+, Caa1)	08/01/16	11.375	1,203,750
					4,074,939
Gaming (10.3%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $102.34) ø‡	(NR, NR)	12/15/14	9.375	286,750
2,000	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/11 @ $100.00) ‡	(CCC+, Caa3)	08/01/13	8.000	2,005,000
973	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(B, B3)	11/15/19	7.250	754,075
1,590	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $100.00) ‡	(B, B3)	11/15/13	8.000	1,279,950
1,500	Cirsa Funding Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ $104.38) ‡	(B+, B3)	05/15/18	8.750	2,328,325
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13) ø‡	(NR, NR)	06/15/15	10.250	325
1,950	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $101.81) ‡	(BB, B2)	02/15/15	7.250	2,003,625
1,700	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	1,927,375
506	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes (Callable 10/01/11 @ $103.00) ‡	(NR, NR)	11/30/20	1.250	279,565
225	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes (Callable 10/01/11 @ $103.00) ‡	(NR, NR)	11/30/20	8.750	222,750
3,025	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	3,123,313
950	Majestic Star Casino Capital Corp., Senior Secured Notes ø	(NR, NR)	10/15/10	9.500	508,250
3,000	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	3,195,000
950	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	1,054,500
1,425	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)	(BB, Ba3)	08/15/15	8.375	1,531,875
600	Sugarhouse HSP Gaming Finance Corp., Rule 144A, Secured Notes (Callable 10/15/13 @ 104.31) ‡	(B-, B3)	04/15/16	8.625	616,500
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $102.41) ø	(NR, NR)	12/15/14	9.625	335
2,585	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $103.00) ‡	(B+, B2)	11/15/15	9.000	2,601,156
					23,718,669
Gas Distribution (3.2%)
400	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	452,597
2,900	Energy Transfer Equity LP, Company Guaranteed Notes	(BB-, Ba2)	10/15/20	7.500	3,190,000
2,200	Genesis Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $103.94) ‡	(B+, B3)	12/15/18	7.875	2,238,500
625	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B1)	07/01/16	8.250	668,750
875	Targa Resources Partners Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ $103.44) ‡	(B+, B1)	02/01/21	6.875	872,812
					7,422,659
Health Facilities (2.7%)
545	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	589,962
1,650	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,777,875
525	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $102.33)	(BB+, Ba2)	01/15/16	7.000	543,375
450	Omega Healthcare Investors, Inc., Rule 144A, Senior Notes (Callable 10/15/15 @ $103.38) ‡	(BB+, Ba2)	10/15/22	6.750	459,563
625	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, B3)	04/15/17	9.875	640,625
900	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ $104.44)	(BB-, B1)	07/01/19	8.875	1,021,500
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00) #	(B+, B3)	06/01/15	3.834	170,844
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	287,719
634	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	668,606
					6,160,069
Health Services (2.1%)
500	MPT Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/16 @ 103.44) ‡	(BB, Ba2)	05/01/21	6.875	505,000
550	PharmaNet Development Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 105.44) ‡	(B+, B3)	04/15/17	10.875	610,500
1,000	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00) ‡	(B, B3)	12/30/14	9.500	1,027,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$425	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	$471,750
625	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14 @ $106.00) ‡	(B, B2)	03/15/18	8.000	645,312
1,525	Warner Chilcott Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/14 @ $103.88) ‡	(BB, B3)	09/15/18	7.750	1,614,594
					4,874,656
Integrated Energy (0.3%)
600	Covanta Holding Corp., Senior Unsecured Notes (Callable 12/01/15 @ $103.63)	(B, Ba3)	12/01/20	7.250	644,432
Leisure (1.6%)
400	Magnum Management Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $104.56) ‡	(B-, B2)	08/01/18	9.125	438,000
2,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44) ‡	(B-, B2)	04/15/17	8.875	2,085,000
1,040	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(CCC+, B3)	11/15/15	8.875	1,149,200
					3,672,200
Machinery (0.8%)
525	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31) ‡	(B+, B2)	09/01/14	10.875	575,531
1,000	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13 @ 104.38) ‡	(B, B3)	05/01/16	8.750	1,026,350
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, B3)	11/15/17	8.000	265,625
					1,867,506
Media - Broadcast (1.7%)
795	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11 @ $102.63)	(CCC+, Caa2)	08/15/14	10.500	787,050
74	CMP Susquehanna Corp., Global Company Guaranteed Notes ^	(NR, NR)	05/15/14	3.272	70,300
467	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11 @ $101.44)	(NR, B2)	09/15/14	8.625	481,010
1,650	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ $104.44)	(B, B3)	04/15/17	8.875	1,810,875
750	Nexstar Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)	(CCC+, Caa2)	01/15/14	7.000	752,813
					3,902,048
Media - Cable (6.3%)
1,375	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)	(B-, B3)	01/15/14	9.375	1,404,219
200	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	219,000
1,150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/20	8.000	1,270,750
731	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	885,063
1,925	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ $104.06)	(BB-, B1)	04/30/20	8.125	2,151,187
2,000	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47) ‡	(B-, B3)	11/15/17	8.625	2,155,000
675	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	781,312
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,631,250
1,425	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03) ‡	(B-, B3)	07/15/18	9.375	1,599,562
600	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75) ‡	(B+, B1)	03/15/19	7.500	618,000
175	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/11 @ $102.83)	(B-, B3)	10/15/15	8.500	182,875
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) ‡	(BB-, B1)	12/01/17	8.125	313,040
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56)	(BB-, Ba2)	08/15/16	9.125	159,563
1,000	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19)	(BB-, Ba2)	10/15/19	8.375	1,135,000
					14,505,821
Media - Diversified (1.3%)
2,225	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11 @ $102.75) ‡	(B, B1)	12/15/15	8.250	2,297,313
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/12 @ $102.58)	(B+, B1)	03/15/16	7.750	626,250
					2,923,563
Media - Services (2.4%)
200	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	223,250
775	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	866,062

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Services
$675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00) ‡	(B-, Caa1)	08/15/18	10.000	$720,563
293	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B+, B2)	05/01/16	11.500	347,938
600	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B, B2)	12/15/13	12.000	622,500
2,375	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/12 @ $100.00)	(B-, B1)	04/15/14	7.375	2,386,875
400	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB-, Ba2)	06/15/16	9.500	428,000
					5,595,188
Medical Products (0.6%)
1,250	Giant Funding Corp., Rule 144A, Secured Notes (Callable 02/01/14 @ $106.19) ‡	(B, B3)	02/01/18	8.250	1,303,125
Metals & Mining - Excluding Steel (0.7%)
1,589	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes #	(CCC+, B2)	05/15/15	5.193	1,553,064
225	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $102.25) ø	(NR, NR)	12/15/14	9.000	2
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00) ø	(NR, NR)	12/15/16	10.000	220
					1,553,286
Oil Field Equipment & Services (5.7%)
550	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	583,000
62	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50)	(BB-, Ba3)	05/15/15	7.500	63,705
625	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)	(B-, Caa3)	01/15/15	12.250	632,813
2,325	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56) ‡	(BB, B2)	11/15/18	7.125	2,481,937
1,300	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75) ‡	(CCC+, B3)	01/15/16	9.500	1,384,500
300	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(B+, Ba3)	09/01/17	8.000	311,250
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/11 @ $101.02)	(B+, Ba3)	12/01/14	6.125	355,250
950	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13 @ $108.63)	(B-, B3)	08/01/15	11.500	1,065,187
500	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	556,250
2,000	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	2,170,000
200	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	251,618
666	Thermon Industries, Inc., Global Secured Notes (Callable 05/01/14 @ 104.75)	(B+, B1)	05/01/17	9.500	719,280
2,500	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94) ‡	(BB-, B2)	01/15/19	7.875	2,662,500
					13,237,290
Oil Refining & Marketing (2.1%)
203	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75) ‡	(BB, Ba3)	04/01/15	9.000	222,285
2,600	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ $108.16) ‡	(BB-, B3)	04/01/17	10.875	2,977,000
525	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	599,813
1,050	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00) # ‡	(B, B3)	06/15/14	10.750	1,139,250
					4,938,348
Packaging (5.3%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.56) ‡	(B-, B3)	06/15/17	7.125	1,229,534
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ $104.63) ‡	(B-, B3)	10/15/20	9.250	1,108,620
825	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69) ‡	(BB-, Ba3)	10/15/17	7.375	1,268,339
525	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)	(B, B1)	11/15/15	8.250	561,750
275	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14 @ 105.00)	(CCC+, B3)	06/15/18	10.000	303,188
1,000	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 01/01/14 @ $104.13)	(B-, Caa1)	01/01/17	8.250	1,090,000
1,000	Pregis Corp., Global Secured Notes #	(B, B2)	04/15/13	6.327	1,442,801
1,135	Pregis Corp., Global Secured Notes #	(B, B2)	04/15/13	6.327	1,637,580
2,475	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14 @ $104.50) ‡	(B-, Caa1)	04/15/19	9.000	2,620,406
700	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88) ‡	(BB, Ba3)	10/15/16	7.750	745,500
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56) ‡	(BB, Ba3)	04/15/19	7.125	314,250
					12,321,968

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Pharmaceuticals (0.6%)
$1,000	ConvaTec Healthcare E SA, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ $105.25) ‡	(B, Caa1)	12/15/18	10.500	$1,082,500
337	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes ‡	(NR, NR)	03/15/15	10.250	343,990
					1,426,490
Printing & Publishing (1.5%)
950	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25) ‡	(CCC+, Caa2)	01/15/15	10.500	980,875
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/11 @ $100.00)	(CCC+, Caa2)	12/01/13	7.875	990,000
1,350	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00) #§	(B, B1)	02/15/17	9.500	1,424,250
					3,395,125
Real Estate Development & Management (0.5%)
1,300	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes # ‡	(NR, NR)	08/15/13	4.000	1,244,100
Real Estate Investment Trusts (1.5%)
950	CNL Income Properties, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/15 @ $103.63) ‡	(BB-, Ba3)	04/15/19	7.250	931,000
2,500	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $104.06)	(B, B2)	11/01/18	8.125	2,631,250
					3,562,250
Restaurants (3.8%)
2,000	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ $105.69)	(B-, B2)	07/15/18	11.375	2,240,000
2,050	HOA Finance Corp., Rule 144A, Secured Notes (Callable 04/01/14 @ $105.63) ‡	(B, B3)	04/01/17	11.250	2,126,875
3,100	Real Mex Restaurants, Inc., Global Secured Notes (Callable 07/01/11 @ $102.00)	(B-, B3)	01/01/13	14.000	3,193,000
1,250	Sizzling Platter LLC, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 106.13) ‡	(B-, Caa1)	04/15/16	12.250	1,237,500
					8,797,375
Software/Services (4.2%)
900	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ $103.69) ‡	(B+, B1)	06/15/19	7.375	921,375
1,000	MEMC Electronic Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $105.81) ‡	(BB, B1)	04/01/19	7.750	1,043,750
2,000	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.46)	(CCC+, Caa1)	03/15/16	10.375	2,120,000
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ $105.56)	(B-, Caa1)	06/01/18	11.125	676,500
1,000	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/11 @ $103.42)	(B-, Caa1)	08/15/15	10.250	1,052,500
1,000	SunGard Data Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ $105.53) ‡	(B, Caa1)	11/15/18	7.375	1,037,500
2,870	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $102.41)	(CCC+, Caa2)	02/15/15	9.625	2,902,287
					9,753,912
Specialty Retail (1.5%)
1,300	Brown Shoe Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ 105.34) ‡	(B+, B3)	05/15/19	7.125	1,309,750
1,250	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $103.75) ‡	(B+, Ba3)	04/15/18	7.500	1,880,000
325	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $103.88)	(B-, Caa1)	12/15/16	7.750	338,000
					3,527,750
Steel Producers/Products (0.8%)
600	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14 @ $106.19) ‡	(B, B3)	03/15/18	8.250	631,500
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	759,500
525	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/12 @ $102.44)	(B-, Caa1)	02/01/15	9.750	549,281
					1,940,281
Support-Services (3.6%)
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50) ‡	(B+, B2)	08/15/16	9.000	848,000
1,700	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13 @ $106.84) ‡	(CCC+, B3)	11/01/18	9.125	1,785,000
1,225	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) ‡	(B, B3)	03/15/17	9.750	1,319,937
1,975	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19) ‡	(B, Caa1)	04/15/15	12.250	2,058,937
625	RSC Holdings III LLC, Global Company Guaranteed Notes (Callable 02/01/16 @ 104.13)	(B-, Caa1)	02/01/21	8.250	662,500
550	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)	(B+, B1)	10/15/17	7.750	591,250
675	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ $103.31) ‡	(B+, B1)	02/15/21	6.625	676,688
300	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B2)	06/15/16	10.875	350,625
					8,292,937

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services (0.5%)
$550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes ø#‡	(NR, NR)	01/15/15	6.034	$1,375
850	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	896,750
175	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 10/01/12 @ $104.00)	(BB-, Baa3)	10/01/15	8.000	192,938
					1,091,063
Telecom - Wireless (1.2%)
250	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	268,125
1,050	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ $104.81)	(BB-, Ba3)	10/01/15	9.625	1,193,062
300	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ $104.31)	(B-, B3)	10/01/16	8.625	319,500
750	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) ‡	(BB-, B2)	07/15/17	11.750	1,102,950
					2,883,637
Telecommunications Equipment (3.8%)
1,950	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ $103.50) ‡	(B, B1)	04/01/19	7.000	1,940,250
1,700	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $104.75) ‡	(BB-, B1)	12/01/16	9.500	1,827,500
950	CommScope, Inc., Rule 144A, Senior Notes (Callable 01/15/15 @ $104.13) ‡	(B, B3)	01/15/19	8.250	1,004,625
1,500	CPI International Acquisition, Inc., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.00) ‡	(CCC+, B3)	02/15/18	8.000	1,515,000
1,100	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/15 @ $103.63) ‡	(B, B3)	04/01/19	7.250	1,124,062
1,250	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ $103.75) ‡	(B, B3)	04/01/21	7.500	1,275,000
					8,686,437
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes ø‡	(NR, NR)	11/15/12	9.875	2,793
Theaters & Entertainment (2.1%)
3,390	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/12 @ $100.00)	(CCC+, Caa1)	03/01/14	8.000	3,453,562
750	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	817,500
575	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/18	9.125	619,563
					4,890,625
Tobacco (0.9%)
1,850	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/11 @ $105.50)	(B+, B1)	08/15/15	11.000	1,961,000
Transportation - Excluding Air/Rail (2.1%)
650	Navios Maritime Finance II US, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.06) ‡	(B+, B3)	02/15/19	8.125	659,750
3,530	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B+, B1)	12/15/13	8.500	3,605,012
525	Teekay Corp., Global Senior Unsecured Notes	(BB, B1)	01/15/20	8.500	573,563
					4,838,325
TOTAL CORPORATE BONDS (Cost $294,141,987)					308,397,836
BANK LOANS (7.0%)
Banks (0.2%)
492	OCWEN Financial Corp.	(NR, NR)	07/29/15	9.000	491,077
Building Materials (0.4%)
1,000	Goodman Global, Inc.	(NR, NR)	10/30/17	9.000	1,006,940
Chemicals (0.2%)
500	American Rock Salt Co. LLC	(NR, NR)	04/25/17	5.500	503,440
Food - Wholesale (0.9%)
2,000	Great Atlantic & Pacific Tea Co., Inc.	(NR, NR)	06/14/12	8.750	2,022,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Gaming (0.2%)
$474	CCM Merger, Inc.	(NR, NR)	03/01/17	7.000	$479,901
Health Services (0.1%)
308	Nycomed Holdings Aps	(NR, NR)	12/29/13	3.210	302,081
lnvestments & Misc. Financial Services (1.1%)
2,500	BNY Convergex Group LLC	(NR, NR)	12/18/17	8.750	2,519,525
Media - Diversified (0.8%)
1,073	Flint Group Holdings Sarl	(NR, NR)	12/31/14	6.955	1,067,316
859	Flint Group Holdings Sarl	(NR, NR)	06/30/16	4.705	853,256
					1,920,572
Metals & Mining - Excluding Steel (0.9%)
1,990	Global Brass and Copper, Inc.	(NR, NR)	08/18/15	10.250	2,069,105
Oil Field Equipment & Services (0.4%)
1,200	Amtrol, Inc.	(NR, NR)	12/05/14	4.863	888,000
Packaging (0.5%)
1,053	Hilex Poly Co. LLC	(NR, NR)	11/19/15	11.250	1,042,470
Software/Services (0.9%)
2,000	SafeNet, Inc.	(NR, NR)	04/12/15	6.211	1,980,000
Telecommunications Equipment (0.4%)
351	Avaya, Inc.	(NR, NR)	10/24/14	3.005	339,423
705	Avaya, Inc.	(NR, NR)	10/26/17	4.811	688,364
					1,027,787
TOTAL BANK LOANS (Cost $15,624,646)					16,253,398
Number of Shares
COMMON STOCKS (0.5%)
Building Materials (0.0%)
619	Dayton Superior Corp. *^				0
437	Nortek, Inc. *				18,796
					18,796
Chemicals (0.0%)
4,893	Huntsman Corp.				102,019
Forestry & Paper (0.2%)
11,145	AbitibiBowater, Inc. *				297,794
1,262	Smurfit-Stone Container Corp. *				48,562
					346,356
Leisure (0.3%)
9,500	Six Flags Entertainment Corp. *				651,035
Printing & Publishing (0.0%)
1,322	SuperMedia, Inc. *§				6,795
TOTAL COMMON STOCKS (Cost $2,249,690)					1,125,001

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2011 (unaudited)

Number of Shares					Value
PREFERRED STOCKS (0.3%)
Banks (0.2%)
	473	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000) ‡			$440,008
Building Materials (0.0%)
	688	Dayton Superior Corp. *^			0
Media - Broadcast (0.1%)
	17,257	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A *^‡			193,020
TOTAL PREFERRED STOCKS (Cost $347,106)					633,028
WARRANTS (0.1%)
Building Materials (0.0%)
	1,152	Nortek, Inc., strike price $1.00, expires 12/07/14 *§			10,368
Media - Broadcast (0.1%)
	19,721	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19 *^‡			154,159
Printing & Publishing (0.0%)
	5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 *			16,488
TOTAL WARRANTS (Cost $1,152)					181,015
SHORT-TERM INVESTMENTS (3.8%)
	8,610,627	State Street Navigator Prime Portfolio, 0.25007% §§			8,610,627
Par (000)			Maturity	Rate%
$179	State Street Bank and Trust Co. Euro Time Deposit		05/02/11	0.010	179,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,789,627)					8,789,627
TOTAL INVESTMENTS AT VALUE (145.1%) (Cost $321,154,208)					335,379,905
LIABILITIES IN EXCESS OF OTHER ASSETS (-45.1%)					(104,231,544)
NET ASSETS (100.0%)					$231,148,361

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $161,342,284 or 69.8% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations - The interest rate is the rate as of April 30, 2011.

+  Step Bond - The interest rate is as of April 30, 2011 and will reset at a future date.

Ø  Bond is currently in default.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at April 30, 2011.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $8,610,627 (Cost $321,154,208) (Note 2)	$335,379,905 [1]
Cash	11,721
Foreign currency at value (cost $68,279)	70,771
Receivable for investments sold	7,443,286
Dividend and interest receivable	6,839,853
Prepaid expenses and other assets	9,925
Total Assets	349,755,461
Liabilities
Advisory fee payable (Note 3)	218,760
Administrative services fee payable (Note 3)	24,614
Loan payable (Note 4)	100,000,000
Payable for investments purchased	9,110,684
Payable upon return of securities loaned (Note 2)	8,610,627
Unrealized depreciation on forward currency contracts (Note 2)	392,081
Interest payable	210,043
Trustees' fee payable	34,173
Other accrued expenses payable	6,118
Total Liabilities	118,607,100
Net Assets
Applicable to 75,088,924 shares outstanding	$231,148,361
Net Assets
Capital stock, $.001 par value (Note 6)	$75,089
Paid-in capital (Note 6)	314,723,717
Accumulated net investment loss	(1,357,096)
Accumulated net realized loss on investments and foreign currency transactions	(96,148,637)
Net unrealized appreciation from investments and foreign currency translations	13,855,288
Net Assets	$231,148,361
Net Asset Value Per Share ($231,148,361 / 75,088,924)	$3.08
Market Price Per Share	$3.19

1  Including $8,420,152 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2011 (unaudited)

Investment Income (Note 2)
Interest	$13,930,997
Dividends	19,579
Securities lending	45,936
Total investment income	13,996,512
Expenses
Investment advisory fees (Note 3)	1,475,564
Administrative services fees (Note 3)	73,968
Interest expense (Note 4)	597,086
Commitment fees (Note 4)	96,873
Trustees' fees	52,803
Printing fees (Note 3)	26,200
Legal fees	23,912
Audit and tax fees	19,131
Transfer agent fees	13,620
Custodian fees	10,940
Insurance expense	6,227
Miscellaneous expense	4,249
Total expenses	2,400,573
Less: fees waived (Note 3)	(214,263)
Net expenses	2,186,310
Net investment income	11,810,202
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	1,581,118
Net realized loss from foreign currency transactions	(1,012,537)
Net change in unrealized appreciation (depreciation) from investments	10,624,035
Net change in unrealized appreciation (depreciation) from foreign currency translations	(451,957)
Net realized and unrealized gain from investments and foreign currency related items	10,740,659
Net increase in net assets resulting from operations	$22,550,861

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended	For the Year
	April 30, 2011 (unaudited)	Ended October 31, 2010
From Operations
Net investment income	$11,810,202	$16,713,278
Net realized gain (loss) from investments and foreign currency transactions	568,581	(2,784,642)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	10,172,078	21,291,302
Net increase in net assets resulting from operations	22,550,861	35,219,938
From Dividends and Distributions
Dividends from net investment income	(11,926,047)	(17,200,723)
Distributions from return of capital	—	(631,150)
Net decrease in net assets resulting from dividends and distributions	(11,926,047)	(17,831,873)
From Capital Share Transactions (Note 6)
Issuance of 8,568 shares and 38,696 shares through the directors compensation plan (Note 3)	25,018	109,406
Net proceeds from rights offering (Note 8)	—	50,932,277
Offering costs (Note 8)	(62,923)	(485,000)
Reinvestment of dividends	414,038	656,845
Net increase in net assets from capital share transactions	376,133	51,213,528
Net increase in net assets	11,000,947	68,601,593
Net Assets
Beginning of period	220,147,414	151,545,821
End of period	$231,148,361	$220,147,414
Accumulated net investment loss	$(1,357,096)	$(1,241,251)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

For the Six Months Ended April 30, 2011 (unaudited)

Cash flows from operating activities
Investment income received	$12,102,519
Operating expenses paid	(2,183,801)
Purchases of long-term securities	(209,488,064)
Proceeds from sales of long-term securities	153,241,415
Sales of short-term securities, net	19,191,000
Net cash used in operating activities		$(27,136,931)
Cash flows from financing activities
Increase in loan payable	39,500,000
Proceeds from issuance of shares	25,018
Offering costs	(62,923)
Cash dividends paid	(11,512,009)
Net cash provided by financing activities		27,950,086
Effect of exchange rate on cash		(971,229)
Net increase in cash		(158,074)
Cash — beginning of period		240,566
Cash — end of period		$82,492
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$22,550,861
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Change in interest receivable	$(1,379,231)
Change in accrued expenses	(82,803)
Change in interest payable	38,640
Change in prepaid expenses and other assets	3,884
Change in advisory fees payable	42,788
Net amortization of discount on investments	(514,762)
Purchases of long-term securities	(209,488,064)
Proceeds from sales of long-term securities	153,241,415
Sales of short-term securities, net	19,191,000
Net change in unrealized appreciation from investments and foreign currency translations	(10,172,078)
Net realized gain from investments and foreign currency transactions	(568,581)
Total adjustments		(49,687,792)
Net cash used in operating activities		$(27,136,931)
Non-cash activity:
Issuance of shares through dividend reinvestments		$414,038

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Financial Highlights

For the Six Months Ended 4/30/11
Per share operating performance	(unaudited)
Net asset value, beginning of period	$2.94
INVESTMENT OPERATIONS
Net investment income	0.16
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.14
Total from investment activities	0.30
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)
Return of capital	—
Total dividends and distributions	(0.16)
CAPITAL SHARES TRANSACTIONS
Decrease to Net Asset Value due to Shares Issued through Rights Offering	—
Net asset value, end of period	$3.08
Per share market value, end of period	$3.19
TOTAL INVESTMENT RETURN [2]
Net asset value	10.46%
Market value	15.16%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$231,148
Average debt per share	$1.18
Ratio of expenses to average net assets	1.96%[4]
Ratio of expenses to average net assets excluding interest expense	1.43%[4]
Ratio of net investment income to average net assets	10.60%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.19%[4]
Portfolio turnover rate	53.00%

1  Per share information is calculated using the average shares outstanding method.

2  Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Total returns for periods less than one year are not annualized.

3  Unaudited.

4  Annualized.

See Accompanying Notes to Financial Statements.

	For the Year Ended
Per share operating performance	10/31/10	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01
Net asset value, beginning of period	$2.71	$2.09	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16
INVESTMENT OPERATIONS
Net investment income	0.30	0.28	0.40[1]	0.40[1]	0.40	0.47	0.53	0.55	0.65[1]	0.84
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	0.32	0.68	(2.00)	(0.08)	0.11	(0.35)	0.24	0.87	(0.80)	(1.63)
Total from investment activities	0.62	0.96	(1.60)	0.32	0.51	0.12	0.77	1.42	(0.15)	(0.79)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.31)	(0.33)	(0.41)	(0.40)	(0.42)	(0.51)	(0.58)	(0.61)	(0.71)	(0.86)
Return of capital	(0.01)	(0.01)	—	—	(0.03)	(0.02)	—	—	(0.10)	(0.02)
Total dividends and distributions	(0.32)	(0.34)	(0.41)	(0.40)	(0.45)	(0.53)	(0.58)	(0.61)	(0.81)	(0.88)
CAPITAL SHARES TRANSACTIONS
Decrease to Net Asset Value due to Shares Issued through Rights Offering	(0.07)	—	—	—	—	—	—	—	—	—
Net asset value, end of period	$2.94	$2.71	$2.09	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49
Per share market value, end of period	$2.92	$2.62	$1.97	$3.65	$4.50	$4.77	$5.24	$4.76	$4.10	$5.07
TOTAL INVESTMENT RETURN [2]
Net asset value	21.32%	53.12%	(42.45)%	7.65%	13.13%	2.62%	18.98%[3]	43.04%[3]	(4.99)%[3]	(13.90)%[3]
Market value	24.11%	59.92%	(38.20)%	(10.72)%	5.23%	2.71%	25.49%	35.07%	(2.15)%	(3.21)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$220,147	$151,546	$116,492	$228,724	$231,765	$255,760	$244,523	$229,255	$180,889	$219,440
Average debt per share	$0.69	$0.58	$1.69	$1.98	$1.96	$2.05	$2.05	$1.81	$1.99	$2.49
Ratio of expenses to average net assets	2.05%	2.67%	3.76%	4.11%	4.20%	3.27%	2.51%	2.57%	2.91%	4.29%
Ratio of expenses to average net assets excluding interest expense	1.52%	1.80%	1.50%	1.37%	1.65%	1.68%	1.70%	1.73%	1.78%	1.73%
Ratio of net investment income to average net assets	10.40%	13.32%	11.68%	9.48%	9.67%	10.72%	11.99%	13.85%	15.17%	15.22%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%	0.15%	0.15%	0.15%	—	—	—	—	—	—
Portfolio turnover rate	62.00%	49.00%	32.01%	49.18%	61.91%	31.05%	12.10%	15.96%	33.22%	46.11%

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's primary objective is to seek high current income.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. At April 30, 2011, the Fund held 0.18% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $544,118 and fair value of $417,479. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$308,327,536	$70,300	$308,397,836
Bank Loans	—	16,253,398	—	16,253,398
Common Stocks	1,125,001	—	—	1,125,001
Preferred Stocks	440,008	—	193,020	633,028
Warrants	10,368	16,488	154,159	181,015
Short-Term Investments	8,610,627	179,000	—	8,789,627
Other Financial Instruments*
Forward Foreign Currency Contract	—	(392,081)	—	(392,081)
	$10,186,004	$324,384,341	$417,479	$334,987,824

* Other financial instruments include futures, forwards and swap contracts.

As of April 30, 2011, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.18% of net assets.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended April 30, 2011, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2011

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	Net Assets –		Liabilities –
Forward Foreign	Unrealized		Unrealized
Currency Contracts	Appreciation	$0	Depreciation	$392,081	*

*  Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(1,005,961)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(455,412)

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements. The notional amounts of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 4.6% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

J) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2011, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	15,984,023	EUR	11,060,000	07/14/11	Morgan Stanley	$(15,984,023)	$(16,376,104)	$(392,081)

Currency Abbreviations:

EUR — Euro Currency

USD — United States Dollar

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2011, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $57,287, of which $43 was rebated to borrowers (brokers). The Fund retained $45,936 in income from the cash collateral investment, and SSB, as lending agent, was paid $11,308. Securities lending income is accrued as earned.

L) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse. The Advisory Agreement provides for a fee at the annual rate of 1.00% of the first $250 million of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2007, Credit Suisse agreed to waive 0.15% of the fees payable under the Advisory Agreement. Effective January 1, 2011, Credit Suisse agreed to waive 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. For the six months ended April 30, 2011, investment advisory fees earned and voluntarily waived were $1,475,564 and $214,263, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2011, administrative services fees earned by SSB (including out-of-pocket expenses) were $73,968.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

The Independent Trustees receive fifty percent (50%) of their annual retainer in the form of shares. Since 2008, the Independent Trustees have been able to elect to receive up to 100% of their annual retainer in shares of the Fund. During the six months ended April 30, 2011, 8,568 shares were issued through the directors compensation plan. Trustees as a group own less than 1% of the Fund's outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2011, Merrill was paid $20,576 for its services by the Fund.

Note 4. Line of Credit

The Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the "SSB Agreement"). At October 31, 2010, under the SSB Agreement, the Fund may borrow the least of: a) $75,000,000; b) an amount that is no greater than 30% of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. Effective December 10, 2010, the Fund may borrow the least of: a) $100,000,000; b) an amount that is no greater than 31% of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the SSB Agreement. At April 30, 2011, the Fund had loans outstanding under the Agreement of $100,000,000. During the six months ended April 30, 2011, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$88,759,669	1.338%	$100,000,000

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the management fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the managed assets including those purchased with leverage.

Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund's borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions, can result in adverse effects to its access to liquidity and its ability to maintain

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2011 (unaudited)

leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund's assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund's best interest to do so.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments) were $195,390,011 and $159,683,451, respectively.

At April 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $321,154,208, $22,816,357, $(8,590,660), $14,225,697.

Note 6. Fund Shares

The Fund has one class of shares of beneficial interest, par value $.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
Shares issued through the directors compensation plan	8,568	38,696
Shares issued through rights offering	—	18,725,102
Shares issued through reinvestment of dividends	138,490	230,947
Net increase	147,058	18,994,745

Note 7. Rights Offering

On August 25, 2010, the Board of Trustees of the Fund announced the approval of a transferable rights offering for the Fund. The Fund issued to its shareholders of record as of the close of business on September 13, 2010, transferable Rights (with an expiration date of October 15, 2010) to subscribe for up to an aggregate of 18,725,102 Common Shares of Beneficial Interest ("Shares") of the Fund at a rate of one Share for three Rights held at the subscription price of $2.72 per share. During October 2010, the Fund issued a total of 18,725,102 Shares upon the exercise of such Rights. Rights' offering costs of $485,000 was charged to capital during the fiscal year ended October 31, 2010, and $62,923 was charged to capital during the six months ended April 30, 2011. The net asset value of the Fund's Shares were reduced by $0.07 as a result of the Offer, which includes the effect of the offering costs.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Yield Bond Fund

Results of Annual Meeting of Shareholders (unaudited)

On February 15, 2011, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the "Fund") was held and the following matter was voted upon:

(1) To re-elect two trustees to the Board of Trustees of the Fund:

Name of Trustee	For	Withheld
Enrique R. Arzac	66,328,007	2,431,775
Terry Fires Bovarnick	66,439,280	2,320,502

In addition to the trustees elected at the meeting, Steven Rappaport, James Cattano, and Lawrence J. Fox continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees (the "Board") of the Credit Suisse High Yield Bond Fund (the "Fund"), including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 15 and 16, 2010, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate of 1.00% of the average weekly value of the Fund's total assets minus the sum of accrued liabilities (other than aggregate indebtedness constituting leverage) (the "Managed Assets") less than or equal to $250 million and 0.75% of the Managed Assets greater than $250 million in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LCC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.85% paid by the Fund after taking waivers and breakpoints into account ("Net Advisory Fee") as of September 30, 2010. The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board considered information comparing the Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc. ("Lipper"), an independent provider of investment company data. The Board observed that the Net Advisory Fee was higher than the median rates of funds in the Expense Group. The Board noted that Credit Suisse had voluntarily waived 15 basis points of its advisory fee since January 1, 2007. The Board also considered the Fund's Transferrable Rights Offering that was completed on October 15, 2010. After further discussion, the Board requested, and Credit Suisse agreed to, a revised voluntary fee waiver of 0.15% of the Managed Assets up to $200 million and 0.25% of the Managed Assets on the next $50 million.

Nature, Extent and Quality of Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board considered the performance results of the Fund in comparison to the performance of a universe of leveraged, closed-end high current yield funds (the "Performance Universe").

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusion

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Net Advisory Fee was the highest in the Expense Group, the Board considered the fee reasonable in light of the additional fee waiver agreed to by Credit Suisse. In addition, the Fund's actual total expenses, when including taxes and certain other expenses, were below the median in the Expense Group.

•  The Fund's performance was below the median for all periods in its Performance Universe except for the one year period. The Board determined that it would continue to monitor steps taken by Credit Suisse to improve performance.

•  Aside from performance (as discussed above), the Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  The Fund's current fee structure was considered reasonable in light of fee waivers, the Net Advisory Fee and the existence of breakpoints, which enable shareholders to share in economies of scale as the Fund grows.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

• Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

• Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

• We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

• We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to out affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

• In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

• To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 2, 2011.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE Amex: CIK)

Credit Suisse High Yield Bond Fund (NYSE Amex: DHY)

Literature Request — Call today for free descriptive information on the closed-end funds listed above at

1-800-293-1232 or visit our website at www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund Credit Suisse Large Cap Blend Fund

Credit Suisse Floating Rate High Income Fund Credit Suisse Large Cap Blend II Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse High Yield Bond Fund (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse High Yield Bond Fund
c/o Computershare
P.O. Box 43078
Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

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This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0411

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated December 30, 2010.

Item 11. Controls and Procedures.

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 6, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 6, 2011